Shareholders' equity	12 Months Ended
Jun. 30, 2018
Shareholders Equity
Shareholders' equity

16.        Shareholder's equity

Share capital and premium

The share capital of IRSA Propiedades Comerciales was originally represented by common shares with a nominal value of Ps. 0.1 per share and one vote each. On December 18, 2012, the Superintendence of Corporations registered an amendment to the Company’s by-laws whereby it increased the nominal value of its shares from Ps. 0.1 to Ps. 1 each. This amendment, was registered under number 20,264 of Stock Companies Book 62 T°. The CNV admitted the shares indicated above for listing on the Stock Exchange.

There have been no changes to capital accounts as of June 30, 2018, 2017 and 2016.

As of June 30, 2018, the capital stock consisted of 126,014,050 common shares with a par value of Ps. 1.00 per share, entitled to one vote each and was as follows:

		Approved by
Status	Par Value	Body	Date	Date of record with the Public Registry of Commerce
Subscribed, Issued and Paid up	1	Extraordinary Shareholders’ Meeting	10.29.87	12.29.87
Subscribed, Issued and Paid up	1	Extraordinary Shareholders’ Meeting	10.26.88	12.29.88
Subscribed, Issued and Paid up	38	Extraordinary Shareholders’ Meeting	10.25.89	02.05.90
Subscribed, Issued and Paid up	9,460	Ordinary and Extraordinary Shareholders’ meeting	08.31.95	03.15.96
Subscribed, Issued and Paid up	16,000	Ordinary and Extraordinary Shareholders’ meeting	10.29.96	05.15.98
Subscribed, Issued and Paid up	38,000	Ordinary and Extraordinary Shareholders’ meeting	03.10.98	10.21.99
Subscribed, Issued and Paid up	6,500	Ordinary and Extraordinary Shareholders’ meeting	08.06.99	05.07.02
Subscribed, Issued and Paid up	8,206	(*) Board of Directors meeting	06.28.04	05.04.05
Subscribed, Issued and Paid up	47,755	(**) Board of Directors meeting	11.16.10	03.02.11
Subscribed, Issued and Paid up	28	(***) Board of Directors meeting	09.22.11	01.04.12
Subscribed, Issued and Paid up	25	(****) Board of Directors meeting	03.13.13	01.16.15
	126,014

(*)  Capital subscribed in connection with the conversion of convertible notes made until August 2006. Such conversions have been registered.

(**)  Capital subscribed in connection with the conversion of convertible notes made on October 7, 2010.

(***)  Capital subscribed in connection with the conversion of convertible notes made on September 21, 2011.

(****)  Capital subscribed in connection with the conversion of convertible notes made on March 13, 2013.

Inflation adjustment of share capital

Under Argentine GAAP, the Group’s financial statements were previously prepared on the basis of general price-level accounting which reflected changes in the purchase price of the Argentine Peso in the historical financial statements through February 28, 2003. The inflation adjustment related to share capital was appropriated to an inflation adjustment reserve that formed part of shareholders' equity. The balance of this reserve could be applied only towards the issuance of common stock to shareholders of the Company. Resolution 592/11 of the CNV requires that at the transition date to IFRS certain equity accounts, such as the inflation adjustment reserve, are not adjusted and are considered an integral part of share capital.

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destined to constitute legal reserves until they reach legal capped amount (20% of share capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. IRSA Propiedades Comerciales has reached the legal limit of these reserves.

Reserve for future dividends

The Company and subsidiaries may separate portions of their profits of the year to constitute voluntary reserves according to company law and practice. These special reserves may be for general purposes or for specific uses.

Resolution reserve CNV 609/12- unassigned

The CNV, through General Resolutions N° 562/09 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt IFRS, as issued by the IASB, for company’s subject to the public offering regime ruled by Law N° 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime.

The Group adopted IFRS, as issued by the IASB, in the fiscal year beginning July 1, 2012, being its transition date July 1, 2011.

As mentioned in Note 2.1.b) to these Financial Statements, in the third quarter of fiscal 2017, the Company’s Board of Directors decided to change the accounting policy applicable to investment properties replacing the acquisition cost method with fair value accounting, as permitted by IAS 40, and retroactively modified the comparative figures until the date of transition to IFRS (July 1, 2011).

Pursuant to CNV General Ruling N° 609/12, the Company set up a special reserve reflecting the positive difference between the balance of retained earnings disclosed in the first closing of the last Financial Statements prepared in accordance with previously effective accounting standards and the exchange result recognized in the equity on the transition date as a result of the change in accounting policy in investment properties indicated in Note 2.1.b). The reserve for application of IFRS recorded in a timely manner amounted to Ps. 15,802 and the reserve for policy change amounted to Ps. 2,684,390.

This reserve may not be used to make distributions in kind or in cash, and may only be reversed to be capitalized to absorb potential negative balances in Retained Earnings. Changes in fair value that have occurred after the transition period are part of the unallocated results.

As for unallocated results, the effect of the aforementioned policy change amounted to Ps. 15,478,896.

Special reserve

The Ordinary and Extraordinary General Shareholders' Meeting on October 31, 2017 constituted a special reserve for Ps. 2,627,076

Dividends

Dividends distributed corresponding to the results of the years ended as of June 30, 2017, 2016 and 2015 were:

●  Ps. 680,000 (Ps 5.40 per share), approved by the Ordinary and Extraordinary General Shareholders' Meeting on October 31, 2017.

●  Ps. 770,000 (Ps 6.11 per share), approved Ps460,000 by the Ordinary and Extraordinary General Shareholders' Meeting on October 31, 2016 and Ps. 310,000, in advance by by the Ordinary Shareholders' Meeting on April 5, 2017.

●

 Ps. 283,580 (Ps 2.25 per share), approved by the Ordinary and Extraordinary General Shareholders' Meeting on October 31, 2015.

As of June 30, 2018, 2017 and 2016 there were no prescribed dividends corresponding to dividends pending of payment from previous years.

The canceled dividends during the years ended as of June 30, 2018, 2017 and 2016 were Ps. 680,000, Ps. 770,000 and Ps. 283,580.